Accounting policies - Measurement of FA and FL and recognition of FV changes - Levels 2 and 3 FV Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial liabilities	$ 1,604,462	$ 1,477,724
Fair value
Financial instruments
Financial liabilities	438,573	359,579
Fair value | Level 2
Financial instruments
Financial liabilities	409,757	296,903
Fair value | Level 3
Financial instruments
Financial liabilities	54	106
Fair value | Level 2 and 3
Financial instruments
Financial liabilities	409,811	297,009
Trading derivative liabilities | Fair value | Level 3
Financial instruments
Financial liabilities	54	106	$ 490	$ 791
Marketable debt securities
Financial instruments
Financial liabilities	134,913	101,682
Financial liabilities at fair value through profit or loss, category [member] | Market index options, Asian quanto | Fair value | Level 2
Financial instruments
Financial liabilities	9
Financial liabilities at fair value through profit or loss, category [member] | Market index options, Asian quanto | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	9
Financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	434,112	351,417
Financial liabilities at fair value through profit or loss | Fair value | Level 2
Financial instruments
Financial liabilities	405,296	288,741
Financial liabilities at fair value through profit or loss | Fair value | Level 3
Financial instruments
Financial liabilities	54	106
Financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	405,350	288,847
Financial liabilities at fair value through profit or loss | Deposits - The Central banks | Fair value | Level 2
Financial instruments
Financial liabilities	31,055	23,002
Financial liabilities at fair value through profit or loss | Deposits - The Central banks | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	31,055	23,002
Financial liabilities at fair value through profit or loss | Deposits - Credit institutions Repurchase Agreements | Fair value | Level 2
Financial instruments
Financial liabilities	22,818	17,846
Financial liabilities at fair value through profit or loss | Deposits - Credit institutions Repurchase Agreements | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	22,818	17,846
Financial liabilities at fair value through profit or loss | Customer deposits - Repurchase agreements | Fair value | Level 2
Financial instruments
Financial liabilities	119,769	114,078
Financial liabilities at fair value through profit or loss | Customer deposits - Repurchase agreements | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	119,769	114,078
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 2
Financial instruments
Financial liabilities	1,921	915
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	1,921	915
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 2
Financial instruments
Financial liabilities	1,744	264
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	1,744	264
Financial liabilities at fair value through profit or loss | Market index options, European options | Fair value | Level 2
Financial instruments
Financial liabilities		29
Financial liabilities at fair value through profit or loss | Market index options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		29
Financial liabilities at fair value through profit or loss | Market index options, Auto callable | Fair value | Level 2
Financial instruments
Financial liabilities	61	149
Financial liabilities at fair value through profit or loss | Market index options, Auto callable | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	61	149
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 2
Financial instruments
Financial liabilities	1,674	86
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	1,674	86
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 2
Financial instruments
Financial liabilities	2,278	2,063
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	2,278	2,063
Financial liabilities at fair value through profit or loss | Exchange rate options, European barrier | Fair value | Level 2
Financial instruments
Financial liabilities	32	5
Financial liabilities at fair value through profit or loss | Exchange rate options, European barrier | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	32	5
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial liabilities	2,242	2,051
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	2,242	2,051
Financial liabilities at fair value through profit or loss | Exchange rate options, American Barrier and Touch options | Fair value | Level 2
Financial instruments
Financial liabilities	4	7
Financial liabilities at fair value through profit or loss | Exchange rate options, American Barrier and Touch options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	4	7
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 2
Financial instruments
Financial liabilities	220,071	126,796
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 3
Financial instruments
Financial liabilities	54	106
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	220,125	126,902
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial liabilities	5,120	3,491
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	5,120	3,491
Financial liabilities at fair value through profit or loss | Debt instruments | Fair value | Level 2
Financial instruments
Financial liabilities		27
Financial liabilities at fair value through profit or loss | Debt instruments | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		27
Financial liabilities at fair value through profit or loss | Marketable debt securities
Financial instruments
Financial liabilities	520	259	$ 1,363
Financial liabilities at fair value through profit or loss | Marketable debt securities | Fair value | Level 2
Financial instruments
Financial liabilities	520	259
Financial liabilities at fair value through profit or loss | Marketable debt securities | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	520	259
Hedging derivatives category | Fair value
Financial instruments
Financial liabilities	4,461	8,162
Hedging derivatives category | Fair value | Level 2
Financial instruments
Financial liabilities	4,461	8,162
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	4,461	8,162
Hedging derivatives category | Swaps | Fair value | Level 2
Financial instruments
Financial liabilities	3,576	7,924
Hedging derivatives category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	3,576	7,924
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2
Financial instruments
Financial liabilities	885	238
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	$ 885	$ 238